Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3: Property and Equipment

Property and equipment consists of the following:

	Useful Life	March 31, 2021	December 31, 2020
Land		$2,300,564	$535,954
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	157,913,580	158,020,145
Equipment	5 to 10 years	2,520,532	2,165,882
Property and equipment, gross		193,812,887	191,800,192

Less: accumulated depreciation		(40,365,366)	(37,444,429)
Property and equipment, net		$153,447,521	$154,355,763

Project development costs		$116,017,357	$107,969,139

For the three months ended March 31, 2021 and 2020, the Company recorded depreciation expense of $2,920,937 and $2,722,120, respectively. For the three months ended March 31, 2021 and 2020, the Company incurred $8,218,308 and $7,360,832 of capitalized project development costs, respectively.

Note 3: Property and Equipment and Project Development Costs

Property and equipment consists of the following:

	Useful Life	December 31, 2020	December 31, 2019
Land		$535,954	$278,556
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	158,020,145	128,599,831
Equipment	5 to 10 years	2,165,882	1,313,488
Property and equipment, gross		191,800,192	161,270,086

Less: accumulated depreciation		(37,444,429)	(26,359,199)
Property and equipment, net		$154,355,763	$134,910,887

Project development costs		$107,969,139	$88,587,699

For the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $11,085,230 and $10,915,839, respectively. Additionally, the Company recorded a charge of $12,194,783 for the year ended December 31, 2019 for a loss on abandonment of project development costs for previously capitalized development costs within the accompanying consolidated statement of operations. For the years ended December 31, 2020 and 2019, the Company incurred $19,381,440 and $7,403,848 of capitalized project development costs, respectively. During 2019, the Company acquired the McKinley Grand hotel property for a purchase price of $3,800,000 including external acquisition-related costs. The fair value of the assets acquired consisted of land and building in the amounts of $241,100 and $3,558,900, respectively, which were capitalized and included in project development costs. During November 2020, the Company place the hotel property into service.